8. Accrued Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accrued Compensation
Accrued Compensation
	June 30, 2015	December 31, 2014
Accrued officer’s compensation - CEO	$–	$1,053,187
Accrued other compensation - employee	–	441,462
Accrued payroll taxes – delinquent	294,709	316,044
Accrued payroll taxes on accrued payroll	–	185,866
	$294,709	$1,996,559

	2014	2013
Accrued officers compensation – CEO	$1,053,187	$912,343
Accrued other compensation – employee	441,462	330,599
Accrued payroll taxes – delinquent	316,044	311,595
Accrued payroll taxes on accrued payroll (not yet due)	185,866	158,187
	$1,996,559	$1,712,724